CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES [Text Block]
NOTE 17 -	CONTINGENT LIABILITIES

A.	Legal proceedings:

1.
On November 19, 2021, Adjupharm filed a statement of claim (the “Claim”) to the District Court of Stuttgart (the “Stuttgart Court”) against Stroakmont & Atton Trading GmbH (“Stroakmont & Atton”), its shareholders and managing directors regarding a debt owed by Stroakmont & Atton to Adjupharm of approximately EUR 948 thousand for COVID-19 test kits purchased by Stroakmont & Atton from Adjupharm in May 2021. The Claim was served on December 2, 2021. In January 2022, Stroakmont & Atton filed its statement of defense to the Stuttgart Court in which it essentially stated two main arguments for defense: (i) The contractual party of the Company was not the Stroakmont & Atton. The contract with Stroakmont & Atton was only concluded as a sham transaction in order to cover up a contract with a company named Uniclaro GmbH (“Uniclaro”). Therefore, Stroakmont & Atton is not the real purchaser rather than Uniclaro; and (ii) The Company allegedly placed an order with Uniclaro for a total of 4.3 million Clongene COVID-19 tests, of which Uniclaro claims to have a payment claim against the Company for a partial delivery of 380,400 Clongene COVID-19 tests in a total amount of EUR 941,897. Uniclaro has assigned this alleged claim against the Company to Stroakmont & Atton Trading GmbH, and Stroakmont & Atton Trading GmbH has precautionary declared a set-off against the Company’s claim.

On March 22, 2022, Adjupharm filed a response to Stroakmont & Atton’s statement of defense and rejected both allegations with a variety of legal arguments and facts and offered evidence to the contrary in the form of testimony from the witnesses in question. The burden of proof for both allegations lies with the opponents and they offered evidences to the court in the form of testimony from certain witnesses.

A court hearing with witnesses was held on January 11, 2023 and February 22, 2023, where witnesses testified. According to the court the witnesses could not provide the required evidence for the allegation regarding the sham transaction with Stroakmont.

 On April 5, 2023, Stuttgart Court announced its decision (the “Test Kits Judgment”) and sentenced Stroakmont to pay to Adjupharm EUR 948 thousand plus interest of 5% above the German basis rate since May 8, 2021. In addition, Stroakmont was sentences to pay Adjupharm EUR 7 thousand plus interest at 5% above the German basis rate since December 14, 2021.

The directors of Stroakmont, Mr. Simic and Mr. Lapeschi, were not sentenced and in this respect, the COVID-19 Test Kit Claim was dismissed against them with regard to their personal liability. Adjupharm shall pay 2/3 of the Stuttgart Court expenses and the out-of-court expenses of Mr. Simic and Mr. Lapeschi. Stroakmont shall bear 1/3 of the Stuttgart Court expenses and 1/3 of the out-of-court expenses of Adjupharm. The remaining out-of-court expenses shall be borne by each party.

Furthermore, the court did not decide on the counterclaims from an alleged order by Adjupharm for 4.3 million Clongene tests due to a set-off prohibition. This set-off prohibition follows from a jurisdiction agreement concluded between Adjupharm and Uniclaro, which determined the courts in Hamburg to be the competent court to decide about such allegations.

The judgment is not final. An Appeal by Stroakmont & Atton was not successful. Adjupharm initiated enforcement measurements and pledged the bank account of Stroakmont & Atton. However, there is no information about the possible amount in the bank account. In the meantime, after the pledge of the bank account, Stroakmont & Atton filed for insolvency proceedings and the court ordered not to transfer any pledged amount to Adjupharm until an insolvency administrator is appointed and will decide about the further steps in the insolvency proceedings. According to the information available, the insolvency proceedings have not commenced yet and an insolvency administrator has not yet been appointed.

2.
On December 22, 2022, Uniclaro filed a statement of claim against Adjupharm with the district court in Hamburg, pursuant to which Uniclaro is claiming the purchase price for 300,000 COVID-19 rapid tests in the total amount of approximately EUR 1,046 thousand (approximately $1,540), including VAT, which Uniclaro has in its storage.

Uniclaro alleged in this lawsuit that Adjupharm placed an order for 4.3 million Covid-19 rapid tests of the brand “Clongene”. Furthermore, Uniclaro claims that the order was placed verbally on March 23, 2021 and that Adjupharm has already paid for a portion of these tests and received them, but not yet the entire 4.3 million tests. They reserve the right to extend the lawsuit for the remaining amount (which they did not specify).

On February 23, 2023, the Company provided its statement of defense to the court. The statement of defense contains similar arguments to reject the allegations in this respect as in the court proceedings in Stuttgart about the counterclaims.

On February 14, 2024, a court hearing took place before the district court of Hamburg, at which the court first heard the managing directors of Uniclaro and Adjupharm.

On April 24, 2024, the Regional Court of Hamburg announced its decision under which (i) Adjupharm was not sentenced. Uniclaro's lawsuit for payment of approximately EUR 1,046 thousand in exchange for delivery of 300,000 Clungene tests was dismissed and (ii) Uniclaro is sentenced to pay Adjupharm approximately EUR 54 thousand plus interest at a rate of 5% above the German basis rate since January 17, 2023.

The judgement is not yet final. Uniclaro has appealed the judgment and applied for the judgment to be overturned and to sentence Adjupharm in accordance with Uncilaro's original application to pay the amount of approximately EUR 1,046 thousand (including VAT) in exchange for 300,000 Covid-19 rapid. Furthermore, Uniclaro has requested in its appeal to dismiss Adjupharm's counterclaim.

On January 15, 2026, a court hearing took place before the High Court of Justice of Hamburg. The attorney of Uniclaro did not arrive at the court hearing, hence the court dismissed the appeal and issued a default judgment against Uniclaro. According to this judgment the initial judgment of the Regional Court of Hamburg on behalf of Adjupharm was confirmed and the appeal was dismissed.

On January 29, 2026, Uniclaro objected against the default judgment and requested to continue the proceedings. The High Court of Justice of Hamburg will have now to appoint a new court hearing to decide about the objection and whether the default judgment will remain in place.

At this stage, management cannot assess the chances of the claim advancing or the potential outcome of these proceedings. Thus, no provision has been recorded.

3.
On November 17, 2023, we received a copy of the 35 Oak Statement of Claim that was filed in the ONSC by 35 Oak Holdings Ltd., MW Investments Ltd., 35 Oak Street Developments Ltd., Michael Wiener, Kevin Weiner, William Weiner, Lily Ann Goldstein-Weiner, in their capacity as trustees of the Weiner Family Foundation (collectively the “MYM Shareholder Plaintiffs”) against us and our Board and officers, (collectively, the “MYM Defendants”).

MYM Shareholder Plaintiffs claims that the MYM Defendants made misrepresentations in its disclosures prior to our transaction with MYM in 2021, as well as oral misrepresentations. The MYM Shareholder Plaintiffs are claiming damages that amount to approximately $15,000 and aggravated, exemplary and punitive damages in the amount of $1,000.

The Company has reviewed the complaint and believes that the allegations are without merit.

The Company, together with some of the MYM Defendants, brought, on February 22, 2024, a preliminary motion to strike out several significant parts of the claim. Following prolonged discussions and negotiations with the plaintiffs, the MYM Shareholder Plaintiffs narrowed their claim, provided further particulars of it, and agreed to resolve the motion on consent. The Plaintiffs have agreed to discontinue or dismiss their claims against several of the individual defendants. Their claim will only continue against IM Cannabis, MYM Neutraceuicals Inc., Michael Ruscetta, and Howard Stienberg.

The Company delivered a Statement of Defence by March 23, 2026, as did Messrs. Steinberg and Ruscetta.

Given the preliminary stage of this action, it is too early to opine on the merits of the claim or whether it is more likely than not to result in an outflow of funds to us and if so, how much.

The Company plans to vigorously defend itself against the allegations. At this stage, management cannot assess the chances of the claim advancing or the potential outcome of these proceedings.

B.
Tax Remittance:

On October 31, 2023, notices of assessment for excise tax have been received covering the period commencing January 1, 2020 through December 31, 2021, under which the Company was assessed for tax on insurance, arrears interest and failure to file penalty in aggregate amount of $319 (collectively, the “2020-2021 Assessments”).

On November 29, 2023, the Company filed notices of objection (Excise Tax Act) to the 2020-2021 Assessments. The Company assesses the filed notices of objection (Excise Tax Act) to be low to medium complexity.

On April 26, 2024, the Company received a letter from the Canada revenue agency that the notice of assessment for excise tax that the Company objected to is voided and no outstanding balance is owed with respect to such assessments. Based on the foregoing, this matter has been resolved to the Company's satisfaction and the objections were finalized.